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    As filed with the Securities and Exchange Commission on December 29, 2004

                                                            File Nos. 33-28844
                                                                      811-5812

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 19
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 27

                             CITIFUNDS PREMIUM TRUST
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

  Robert I. Frenkel, Esq. 300 First Stamford Place, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)

                                    Copy to:
        Roger P. Joseph, Esq. Bingham McCutchen LLP, 150 Federal Street,
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on December 29, 2004 pursuant to paragraph (b) of Rule 485.

Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio have executed this Registration Statement.